UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,906)	$ (36,780)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Stock-based compensation	4,526	5,478
Depreciation and amortization	30,014	30,261
Non-cash lease expense	2,111	1,707
Allowance for doubtful accounts	(826)	73
Change in fair value of derivative warrant liabilities	(20,673)	(1,122)
Non-cash loss from change in fair value on interest rate collar	0	(345)
Amortization of debt issuance costs	954	781
Amortization of related party liability	(778)	(2,371)
Deferred income taxes	(2,386)	(4,511)
(Gain) loss on disposal of equipment	(8)	145
Changes in operating assets and liabilities:
Accounts receivable	(7,051)	(3,555)
Related party accounts receivable	637	(403)
Inventories	4,988	(12,739)
Prepaid expenses	53	2,591
Other current assets and other assets	(541)	(817)
Accounts payable	(8,358)	8,206
Related party accounts payable	239	(107)
Operating lease liabilities	(2,396)	(1,130)
Other current liabilities and other liabilities	1,019	(1,727)
Net cash used in operating activities	(11,382)	(16,365)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(176)	(242)
Capital expenditure on property and equipment	(1,286)	(1,142)
Cash paid for interest rate collar premium	66	0
Net cash used in investing activities	(1,396)	(1,384)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from revolving credit facility	15,000	35,000
Payment of note payable	(968)	0
Repayment of term loan	(2,188)	(4,402)
RSU taxes paid on behalf of employees	(530)	(1,316)
Net cash provided by financing activities	11,314	29,282
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,464)	11,533
Effect of foreign exchange rates on cash and cash equivalents	73	(26)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	22,576	10,163
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	21,185	21,670
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	0	0
Interest paid	$ 7,682	$ 7,008